Leases - Lease term and discount rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Weighted average remaining lease term (in years)	8 years 9 months 18 days	9 years 4 months 24 days
Weighted average discount rate (as a percent)	5.50%	5.50%
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments, included in cash flows from operating activities	$ 2,042	$ 1,012
Non-cash additions to operating lease assets		$ 13,929